Condensed Financial Information of New Borun - Condensed Statements of Income (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative	$ (7,696,043)	¥ (52,935,840)	¥ (49,015,721)	¥ (48,413,749)
Loss from operations	5,213,429	35,859,630	297,620,943	133,573,549
Other income:
Interest income	556,920	3,830,674	4,154,446	4,043,903
Income (loss) before income tax expenses	(3,299,150)	(22,692,613)	235,649,925	84,947,944
Income tax expense	2,402,109	16,522,472	58,912,481	21,236,986
Net income (loss) attributable to ordinary shareholders	(5,701,259)	(39,215,085)	176,737,444	63,710,958
New Borun
Operating expenses:
General and administrative	21	144
Other income:
Equity in earnings of subsidiaries	(5,701,259)	(39,215,085)	176,737,444	63,710,958
Income (loss) before income tax expenses	(5,701,259)	(39,215,085)	176,737,444	63,710,958
Net income (loss) attributable to ordinary shareholders	$ (5,701,259)	¥ (39,215,085)	¥ 176,737,444	¥ 63,710,958